THE SENTINEL FUNDS

                 SUPPLEMENT DATED APRIL 15, 1999 TO PROSPECTUS

                             DATED MARCH 31, 1999


The numbers below replace the corresponding numbers in the examples shown on page 13.

Class B (if you redeem at the end of the period):
                                            1 year     3 years    5 years

Common Stock                                $584       $  869     $1180

Balanced                                     593          897      1226

Mid Cap Growth                               632         1015      1425

Small Company                                628         1003      1405

World                                        628         1003      1405

High Yield                                   555          780      1029

Bond                                         587          879      1195

Money Market                                 480          549       633


Class C (if you redeem at the end of the period):
                                            1 year

Common Stock                                $295

Balanced                                     321

World                                        324

High Yield                                   309

Class D (if you redeem at the end of the period):
                                             1 year     3 years    5 years

Balanced                                     $769       $1023      $1302









SF0100E (0499)                          Cat. No. 46149